Fees Summary	Jun. 18, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 187,796,428.92
Previously Paid Amount
Total Fee Amount	28,751.64
Total Offset Amount
Net Fee	$ 28,751.64